Expenses by nature	12 Months Ended
Jun. 30, 2023
Expenses by nature
Expenses by nature

24. Expenses by nature

The Group disclosed expenses in the Consolidated Statement of Income and Other Comprehensive Income by function as part of the line items “Costs”, “General and administrative expenses” and “Selling expenses”. The following tables provide additional disclosure regarding expenses by nature and their relationship to the function within the Group as of June 30, 2023, 2022 and 2021:

	Costs	General and administrative expenses	Selling expenses	06.30.2023
Cost of sale of goods and services	2,014	-	-	2,014
Salaries, social security costs and other personnel expenses	10,788	5,616	683	17,087
Depreciation and amortization	1,342	543	15	1,900
Fees and payments for services	532	1,818	938	3,288
Maintenance, security, cleaning, repairs and others	8,301	992	11	9,304
Advertising and other selling expenses	4,700	8	324	5,032
Taxes, rates and contributions	2,006	582	2,409	4,997
Director´s fees (Note 30) (*)	-	9,070	-	9,070
Leases and service charges	560	180	13	753
Allowance for doubtful accounts, net	-	-	89	89
Other expenses	561	510	29	1,100
Total as of June 30, 2023	30,804	19,319	4,511	54,634

(*) This amount was approved by the Shareholders' Meeting dated on October 5, 2023.

	Costs	General and administrative expenses	Selling expenses	06.30.2022
Cost of sale of goods and services	1,313	-	-	1,313
Salaries, social security costs and other personnel expenses	9,293	4,337	325	13,955
Depreciation and amortization	1,337	662	8	2,007
Fees and payments for services	543	1,454	1,089	3,086
Maintenance, security, cleaning, repairs and others	7,539	960	7	8,506
Advertising and other selling expenses	2,860	-	672	3,532
Taxes, rates and contributions	2,354	460	2,754	5,568
Director´s fees (Note 30)	-	2,836	-	2,836
Leases and service charges	554	181	16	751
Allowance for doubtful accounts, net	-	-	(68)	(68)
Other expenses	326	487	19	832
Total as of June 30, 2022	26,119	11,377	4,822	42,318

	Costs	General and administrative expenses	Selling expenses	06.30.2021
Cost of sale of goods and services	3,534	-	-	3,534
Salaries, social security costs and other personnel expenses	7,914	4,088	515	12,517
Depreciation and amortization	1,455	791	20	2,266
Fees and payments for services	448	807	1,043	2,298
Maintenance, security, cleaning, repairs and others	5,937	967	9	6,913
Advertising and other selling expenses	1,265	-	142	1,407
Taxes, rates and contributions	1,805	439	2,781	5,025
Director´s fees (Note 30)	-	2,988	-	2,988
Leases and service charges	668	126	49	843
Allowance for doubtful accounts, net	-	-	685	685
Other expenses	178	461	23	662
Total as of June 30, 2021	23,204	10,667	5,267	39,138